UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

Scudder Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Target 2011 Fund

	Shares	Value ($)

Common Stocks 27.7%
Consumer Discretionary 3.0%
Auto Components 0.2%
Johnson Controls, Inc.	2,110	143,586
Household Durables 0.2%
The Stanley Works	2,720	130,370
Media 0.9%
Clear Channel Communications, Inc.	4,320	131,414
Time Warner, Inc.	21,390	381,384
Viacom, Inc. "B"	10,155	314,500

		827,298
Multiline Retail 1.0%
Federated Department Stores, Inc.	4,460	273,710
J.C. Penney Co., Inc.	5,890	301,568
Kohl's Corp.*	3,470	167,011
Nordstrom, Inc.	4,860	168,399

		910,688
Specialty Retail 0.5%
Home Depot, Inc.	4,000	164,160
Staples, Inc.	7,005	159,224
The Sherwin-Williams Co.	2,870	122,118

		445,502
Textiles, Apparel & Luxury Goods 0.2%
Polo Ralph Lauren Corp.	3,720	183,024
Consumer Staples 2.7%
Beverages 1.2%
Coca-Cola Co.	16,000	684,480
PepsiCo, Inc.	5,840	345,027

		1,029,507
Food & Staples Retailing 0.2%
Costco Wholesale Corp.	4,700	227,292
Food Products 0.4%
General Mills, Inc.	7,250	349,885
Household Products 0.9%
Energizer Holdings, Inc.*	1,240	62,608
Procter & Gamble Co.	12,580	704,354

		766,962
Energy 2.6%
Energy Equipment & Services 0.1%
Schlumberger Ltd.	1,320	119,816
Oil, Gas & Consumable Fuels 2.5%
Amerada Hess Corp.	3,490	436,599
Burlington Resources, Inc.	2,440	176,217
Chevron Corp.	8,080	461,125

ConocoPhillips	2,420	158,220
ExxonMobil Corp.	14,914	837,272
Occidental Petroleum Corp.	1,450	114,376

		2,183,809
Financials 5.8%
Banks 1.8%
Bank of America Corp.	18,000	787,320
Wachovia Corp.	7,800	394,056
Wells Fargo & Co.	4,770	287,154
Zions Bancorp.	2,400	176,328

		1,644,858
Capital Markets 1.4%
Lehman Brothers Holdings, Inc.	4,950	592,367
The Goldman Sachs Group, Inc.	5,250	663,442

		1,255,809
Diversified Financial Services 0.9%
CIT Group, Inc.	5,260	240,540
Citigroup, Inc.	3,960	181,289
Countrywide Financial Corp.	4,960	157,579
JPMorgan Chase & Co.	4,930	180,536

		759,944
Insurance 1.7%
AFLAC, Inc.	6,500	310,570
Allstate Corp.	6,490	342,607
Hartford Financial Services Group, Inc.	3,000	239,250
Lincoln National Corp.	2,410	121,970
MetLife, Inc.	10,500	518,805

		1,533,202
Health Care 3.7%
Biotechnology 0.6%
Amgen, Inc.*	3,120	236,371
Genzyme Corp.*	2,750	198,825
Invitrogen Corp.*	2,220	141,170

		576,366
Health Care Equipment & Supplies 0.3%
Medtronic, Inc.	3,900	220,974
Health Care Providers & Services 1.4%
Aetna, Inc.	2,100	185,976
Cardinal Health, Inc.	3,000	187,530
Caremark Rx, Inc.*	7,720	404,528
UnitedHealth Group, Inc.	4,440	257,032
WellPoint, Inc.*	2,800	209,104

		1,244,170
Pharmaceuticals 1.4%
Allergan, Inc.	2,400	214,320
Johnson & Johnson	14,000	876,680
Pfizer, Inc.	8,900	193,486

		1,284,486
Industrials 3.0%
Aerospace & Defense 1.5%
Boeing Co.	6,700	433,088

Goodrich Corp.	3,980	143,559
Lockheed Martin Corp.	4,450	269,492
United Technologies Corp.	9,640	494,339

		1,340,478
Electrical Equipment 0.4%
Emerson Electric Co.	4,790	333,144
Industrial Conglomerates 1.1%
General Electric Co.	12,220	414,380
Tyco International Ltd.	21,260	561,052

		975,432
Information Technology 4.3%
Communications Equipment 1.0%
Cisco Systems, Inc.*	14,810	258,434
Motorola, Inc.	27,850	617,156

		875,590
Computers & Peripherals 1.0%
Apple Computer, Inc.*	2,260	130,153
EMC Corp.*	25,770	359,749
International Business Machines Corp.	5,330	436,421

		926,323
IT Consulting & Services 0.6%
Accenture Ltd. "A"*	10,510	276,518
Affiliated Computer Services, Inc. "A"*	3,950	213,735

		490,253
Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.	9,220	151,024
Intel Corp.	8,620	202,570

		353,594
Software 1.3%
Microsoft Corp.	16,210	416,597
Oracle Corp.*	46,510	589,747
Symantec Corp.*	8,150	194,377

		1,200,721
Materials 0.8%
Chemicals 0.6%
Dow Chemical Co.	8,140	373,301
PPG Industries, Inc.	3,200	191,904

		565,205
Paper & Forest Products 0.2%
Georgia-Pacific Corp.	5,110	166,228
Telecommunication Services 0.8%
Wireless Telecommunication Services
ALLTEL Corp.	1,890	116,915
Sprint Nextel Corp.	25,600	596,736

		713,651
Utilities 1.0%
Electric Utilities 0.5%
Allegheny Energy, Inc.*	3,340	94,388
Edison International	3,990	174,603

Exelon Corp.	4,130	214,884

		483,875
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group	3,570	195,636
TXU Corp.	2,040	205,530

		401,166

Total Common Stocks (Cost $21,248,344)		24,663,208
	Principal Amount ($)	Value ($)

US Treasury Obligations 72.2%
US Treasury STRIPS, 4.469%**, 8/15/2011 (Cost $58,742,666)	83,120,000	64,352,252
	Shares	Value ($)

Cash Equivalents 0.2%
Scudder Cash Management QP Trust, 3.83% (a) (Cost $212,749)	212,749	212,749
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 80,203,759)	100.1	89,228,209
Other Assets and Liabilities, Net	(0.1)	(116,905)

Net Assets	100.0	89,111,304

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Target 2011, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Target 2011, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005